Intangible Assets, Net - Schedule of Identifiable Intangible Assets, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cost	$ 6,346	$ 5,827	$ 3,083
Accumulated Amortization	(3,480)	(1,993)	(428)
Total	2,866	3,834	2,655
Internal-Use Software
Finite-Lived Intangible Assets [Line Items]
Cost	6,346	5,827	3,083
Accumulated Amortization	(3,480)	(1,993)	(428)
Total	$ 2,866	$ 3,834	$ 2,655